UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02890

Fidelity Phillips Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Government Cash Reserves Fidelity® Government Cash Reserves : FDRXX

This semi-annual shareholder report contains information about Fidelity® Government Cash Reserves for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Cash Reserves	$ 18	0.35%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$246,582,952,605
Number of Holdings	738
What did the Fund invest in?
(as of May 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	61.1
8-30	5.5
31-60	9.8
61-90	5.5
91-180	12.5
>180	7.7

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 41.6
U.S. Treasury Obligations - 30.9
U.S. Government Agency - Debt - 29.9
Net Other Assets (Liabilities) - (2.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915844.102    55-TSRS-0726

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Government Cash Reserves

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Government Cash Reserves
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 41.6%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 3.65%, dated 6/1/2026 due 6/2/2026 (b)	1,975,200,243	1,975,000,000
Fixed Income Clearing Corp - Credit Agricole 3.65%, dated 6/1/2026 due 6/2/2026 (b)	1,741,176,518	1,741,000,000
Investments in repurchase agreements in a joint trading account at 3.62%, dated 5/29/2026 due 6/1/2026 (Collateralized by U.S. Government Obligations)#	10,822,746,850	10,819,480,000
Investments in repurchase agreements in a joint trading account at 3.62%, dated 5/29/2026 due 6/1/2026 (Collateralized by U.S. Government Obligations)#	25,447,674	25,440,000
Sumitomo Mitsui Banking Corp 3.7%, dated 6/3/2026 due 6/17/2026 (b)	39,056,117	39,000,000
Repurchase Agreements*	88,069,428,251	87,903,931,000
TOTAL REPURCHASE AGREEMENTS (Cost $102,503,851,000)		102,503,851,000

U.S. Government Agency - Debt - 29.9%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae U.S. SOFR Index + 0.1%, 3.72% 6/18/2026 (d)(e)	3.72	365,000,000	365,000,000
Fannie Mae U.S. SOFR Index + 0.135%, 3.755% 8/21/2026 (d)(e)	3.75 to 3.76	80,000,000	80,003,322
Fannie Mae U.S. SOFR Index + 0.14%, 3.76% 10/23/2026 (d)(e)	3.76	369,000,000	369,002,886
Fannie Mae U.S. SOFR Index + 0.14%, 3.76% 9/11/2026 (d)(e)	3.76	602,000,000	602,000,000
Federal Farm Credit Banks Funding Corp 3.67% 7/14/2027 (d)(e)	3.68	14,000,000	14,000,000
Federal Farm Credit Banks Funding Corp 3.71% 7/2/2027 (d)(e)	3.69	33,000,000	33,000,000
Federal Farm Credit Banks Funding Corp 3.75% 6/2/2028 (d)(e)	3.73	111,000,000	111,000,000
Federal Farm Credit Banks Funding Corp 4.75% 7/8/2026	3.63	12,000,000	12,013,430
Federal Farm Credit Banks Funding Corp Federal Reserve Index -2.99%, 3.76% 6/18/2026 (d)(e)	3.76	31,750,000	31,750,381
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 3.625% 6/23/2026 (d)(e)	3.62	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 3.635% 8/20/2026 (d)(e)	3.63	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 3.635% 9/29/2026 (d)(e)	3.63	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.64% 10/6/2026 (d)(e)	3.64	68,000,000	68,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 3.645% 11/3/2026 (d)(e)	3.65	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 3.645% 6/5/2026 (d)(e)	3.65	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.65% 12/8/2026 (d)(e)	3.65	34,000,000	33,998,236
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.65% 7/28/2026 (d)(e)	3.65	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 1/21/2027 (d)(e)	3.66	76,000,000	76,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 1/21/2027 (d)(e)	3.66	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 1/6/2027 (d)(e)	3.66	80,000,000	80,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 2/9/2027 (d)(e)	3.66	57,000,000	57,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 3/18/2027 (d)(e)	3.66	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 3/8/2027 (d)(e)	3.66	97,000,000	97,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 10/20/2026 (d)(e)	3.66	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 2/1/2027 (d)(e)	3.66	130,000,000	129,999,350
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 2/12/2027 (d)(e)	3.66	59,000,000	59,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 2/16/2027 (d)(e)	3.66	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 4/1/2027 (d)(e)	3.66	55,000,000	55,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 4/26/2027 (d)(e)	3.66	167,000,000	167,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 5/4/2027 (d)(e)	3.66	36,000,000	36,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 6/2/2026 (d)(e)	3.66	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 6/4/2026 (d)(e)	3.66	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 6/9/2026 (d)(e)	3.66	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 7/14/2026 (d)(e)	3.66	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 7/9/2026 (d)(e)	3.66	117,000,000	117,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 10/2/2026 (d)(e)	3.67	89,000,000	89,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 10/27/2026 (d)(e)	3.67	99,000,000	99,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 3/3/2027 (d)(e)	3.67	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 4/15/2027 (d)(e)	3.67	13,000,000	12,998,251
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 4/19/2027 (d)(e)	3.67	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 5/26/2027 (d)(e)	3.67	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 1/29/2027 (d)(e)	3.67	38,000,000	38,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 10/2/2026 (d)(e)	3.67	12,000,000	12,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 4/23/2027 (d)(e)	3.67	59,000,000	59,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 5/20/2027 (d)(e)	3.67	47,000,000	47,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 5/6/2027 (d)(e)	3.67	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 6/16/2027 (d)(e)	3.67	129,000,000	128,990,764
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 6/17/2027 (d)(e)	3.67	38,000,000	38,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 6/23/2027 (d)(e)	3.67	56,000,000	56,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 7/12/2027 (d)(e)	3.67	91,000,000	90,998,445
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 7/20/2027 (d)(e)	3.67	39,000,000	39,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 7/8/2027 (d)(e)	3.67	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 8/18/2026 (d)(e)	3.67	14,000,000	14,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 8/28/2026 (d)(e)	3.67	52,000,000	52,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 5/24/2027 (d)(e)	3.67	58,000,000	58,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 6/23/2027 (d)(e)	3.67	66,000,000	66,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 7/16/2027 (d)(e)	3.67	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 7/21/2026 (d)(e)	3.67	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 7/30/2026 (d)(e)	3.67	28,000,000	28,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 8/10/2027 (d)(e)	3.67	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 8/26/2027 (d)(e)	3.67	39,000,000	39,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 10/5/2026 (d)(e)	3.68	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 10/8/2027 (d)(e)	3.68	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 4/20/2027 (d)(e)	3.68	37,000,000	37,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 7/26/2027 (d)(e)	3.68	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 8/18/2027 (d)(e)	3.68	46,000,000	46,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 8/27/2027 (d)(e)	3.68	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 8/6/2027 (d)(e)	3.68	116,000,000	116,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/22/2026 (d)(e)	3.68	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/23/2027 (d)(e)	3.68	94,000,000	94,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/27/2027 (d)(e)	3.68	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/4/2026 (d)(e)	3.68	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/4/2026 (d)(e)	3.68	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 10/25/2027 (d)(e)	3.68	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 11/13/2026 (d)(e)	3.68	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 11/27/2026 (d)(e)	3.68	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 3/5/2027 (d)(e)	3.68	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 6/22/2027 (d)(e)	3.68	122,000,000	122,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 7/12/2027 (d)(e)	3.68	59,000,000	59,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 7/9/2027 (d)(e)	3.68	59,000,000	59,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/10/2026 (d)(e)	3.68	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/18/2026 (d)(e)	3.68	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/29/2027 (d)(e)	3.68	37,000,000	37,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/3/2027 (d)(e)	3.68	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/9/2027 (d)(e)	3.68	49,000,000	49,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 1/19/2028 (d)(e)	3.69	62,000,000	62,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 10/1/2027 (d)(e)	3.69	49,000,000	48,993,589
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 10/21/2026 (d)(e)	3.69	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 10/28/2027 (d)(e)	3.69	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 11/5/2027 (d)(e)	3.69	67,000,000	66,999,989
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 12/13/2027 (d)(e)	3.69	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 12/28/2027 (d)(e)	3.69	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 8/12/2026 (d)(e)	3.69	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 8/9/2027 (d)(e)	3.69	39,000,000	39,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.695% 1/24/2028 (d)(e)	3.70	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.695% 12/29/2027 (d)(e)	3.70	49,000,000	49,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.695% 4/1/2027 (d)(e)	3.70	45,000,000	44,998,126
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.695% 4/2/2027 (d)(e)	3.69 to 3.70	70,000,000	70,006,392
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 1/12/2028 (d)(e)	3.70	96,000,000	96,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 1/20/2028 (d)(e)	3.70	13,000,000	13,000,874
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 1/5/2028 (d)(e)	3.70	114,000,000	114,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 10/8/2027 (d)(e)	3.70	110,300,000	110,323,425
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 11/16/2026 (d)(e)	3.70	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 11/23/2027 (d)(e)	3.70	50,000,000	50,004,157
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 12/22/2026 (d)(e)	3.70	87,000,000	87,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 12/22/2027 (d)(e)	3.70	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 12/29/2027 (d)(e)	3.70	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 3/11/2027 (d)(e)	3.70	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 3/11/2027 (d)(e)	3.70	25,000,000	24,995,843
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 4/9/2027 (d)(e)	3.70	167,000,000	166,958,441
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 1/12/2028 (d)(e)	3.71	98,000,000	98,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 1/18/2028 (d)(e)	3.71	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 1/21/2028 (d)(e)	3.71	141,000,000	141,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 1/3/2028 (d)(e)	3.71	37,000,000	37,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 12/29/2026 (d)(e)	3.71	35,000,000	34,998,854
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 2/23/2028 (d)(e)	3.71	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 2/25/2028 (d)(e)	3.71	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/13/2028 (d)(e)	3.71	77,000,000	77,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/16/2028 (d)(e)	3.71	62,000,000	62,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/2/2028 (d)(e)	3.71	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/24/2028 (d)(e)	3.71	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/25/2027 (d)(e)	3.71	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/26/2027 (d)(e)	3.71	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/27/2028 (d)(e)	3.70 to 3.71	80,000,000	80,001,810
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 4/10/2028 (d)(e)	3.71	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 4/7/2028 (d)(e)	3.71	171,000,000	171,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 4/8/2027 (d)(e)	3.71	224,500,000	224,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 1/12/2027 (d)(e)	3.71	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 1/19/2027 (d)(e)	3.71	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 12/17/2027 (d)(e)	3.71	122,000,000	122,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 12/24/2026 (d)(e)	3.71	128,000,000	128,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/11/2028 (d)(e)	3.71	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/17/2028 (d)(e)	3.71	51,000,000	51,002,504
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/19/2027 (d)(e)	3.71	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/2/2028 (d)(e)	3.71	69,000,000	69,002,032
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/24/2027 (d)(e)	3.71	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/9/2028 (d)(e)	3.71	58,000,000	58,002,385
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 3/17/2028 (d)(e)	3.71	189,000,000	189,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 3/20/2028 (d)(e)	3.71	135,000,000	135,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 3/27/2028 (d)(e)	3.71	52,000,000	52,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 3/9/2028 (d)(e)	3.71	114,000,000	114,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 4/14/2028 (d)(e)	3.71	166,000,000	166,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 4/6/2028 (d)(e)	3.71	162,000,000	162,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 5/12/2027 (d)(e)	3.71	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 5/15/2028 (d)(e)	3.71	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 7/28/2026 (d)(e)	3.71	24,000,000	24,000,856
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 12/10/2027 (d)(e)	3.71	221,000,000	221,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 2/12/2027 (d)(e)	3.71	67,000,000	67,025,425
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 2/2/2028 (d)(e)	3.71	113,000,000	113,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 2/25/2027 (d)(e)	3.71	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 2/25/2028 (d)(e)	3.71	88,000,000	88,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 5/1/2028 (d)(e)	3.71	199,000,000	199,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 5/24/2027 (d)(e)	3.71	61,000,000	61,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 5/26/2028 (d)(e)	3.71	179,000,000	179,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 5/26/2028 (d)(e)	3.71	136,000,000	136,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 6/17/2027 (d)(e)	3.72	42,652,000	42,642,941
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 6/3/2026 (d)(e)	3.71	40,000,000	40,000,070
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 1/12/2027 (d)(e)	3.72	83,000,000	83,001,645
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 1/28/2028 (d)(e)	3.72	91,000,000	91,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 1/8/2027 (d)(e)	3.72	86,000,000	86,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 2/9/2027 (d)(e)	3.72	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 3/25/2027 (d)(e)	3.72	49,000,000	49,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 4/6/2027 (d)(e)	3.72	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 5/27/2027 (d)(e)	3.72	87,000,000	86,993,250
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 6/18/2026 (d)(e)	3.72	132,750,000	132,751,493
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 6/23/2027 (d)(e)	3.72	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 6/24/2026 (d)(e)	3.72	124,000,000	124,001,915
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 6/29/2027 (d)(e)	3.72	41,000,000	41,001,242
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 7/1/2026 (d)(e)	3.72	38,000,000	38,001,127
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 7/9/2027 (d)(e)	3.72	23,000,000	22,995,004
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 8/13/2027 (d)(e)	3.72	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.725% 12/2/2027 (d)(e)	3.72	105,000,000	105,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.725% 4/16/2027 (d)(e)	3.72	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.725% 4/21/2027 (d)(e)	3.73	17,000,000	16,999,700
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.725% 5/14/2027 (d)(e)	3.73	54,026,000	54,022,654
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.73% 11/19/2027 (d)(e)	3.73	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.73% 5/13/2027 (d)(e)	3.73	71,000,000	70,999,088
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.73% 6/24/2027 (d)(e)	3.73	86,000,000	86,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.73% 7/21/2027 (d)(e)	3.73	95,000,000	94,987,797
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.73% 8/5/2027 (d)(e)	3.73	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 11/12/2027 (d)(e)	3.74	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 11/26/2027 (d)(e)	3.74	81,000,000	81,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 11/26/2027 (d)(e)	3.74	66,000,000	66,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 2/10/2027 (d)(e)	3.73	236,000,000	236,067,086
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 5/20/2027 (d)(e)	3.74	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 5/27/2027 (d)(e)	3.74	52,000,000	52,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 5/6/2027 (d)(e)	3.73 to 3.74	139,000,000	139,002,739
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 6/7/2027 (d)(e)	3.74	97,000,000	97,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 7/30/2027 (d)(e)	3.73	8,000,000	8,004,415
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 2/18/2027 (d)(e)	3.74	112,000,000	112,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 5/28/2027 (d)(e)	3.74	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 6/9/2027 (d)(e)	3.74	8,000,000	7,999,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 7/10/2026 (d)(e)	3.74	69,000,000	69,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 7/23/2026 (d)(e)	3.74	77,000,000	77,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 9/14/2026 (d)(e)	3.74	12,404,000	12,403,222
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 10/6/2026 (d)(e)	3.75	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 11/3/2027 (d)(e)	3.75	122,000,000	122,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 3/23/2027 (d)(e)	3.75	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 4/29/2027 (d)(e)	3.74 to 3.75	274,985,000	275,014,544
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 6/10/2026 (d)(e)	3.74	50,000,000	50,001,014
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 7/21/2026 (d)(e)	3.75	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 8/18/2027 (d)(e)	3.75	110,000,000	110,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 8/27/2026 (d)(e)	3.75	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 9/8/2026 (d)(e)	3.75	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 1/27/2027 (d)(e)	3.75	100,000,000	100,009,355
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 10/15/2027 (d)(e)	3.75	88,000,000	88,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 10/22/2027 (d)(e)	3.75	79,000,000	79,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 11/10/2027 (d)(e)	3.75	84,000,000	84,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 2/3/2027 (d)(e)	3.75	53,000,000	53,004,187
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 4/23/2027 (d)(e)	3.75	94,000,000	94,018,797
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 5/5/2027 (d)(e)	3.75	158,000,000	158,000,732
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 6/24/2026 (d)(e)	3.75	98,000,000	98,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 6/26/2026 (d)(e)	3.75	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 7/2/2026 (d)(e)	3.75	143,000,000	143,000,447
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 7/29/2027 (d)(e)	3.75	137,000,000	137,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 8/12/2026 (d)(e)	3.75	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 8/28/2026 (d)(e)	3.75	47,000,000	47,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 9/10/2027 (d)(e)	3.75	120,000,000	120,095,648
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 1/8/2027 (d)(e)	3.75 to 3.76	119,000,000	119,006,643
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 10/1/2027 (d)(e)	3.76	66,000,000	66,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 10/15/2026 (d)(e)	3.75	123,400,000	123,430,834
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 11/18/2026 (d)(e)	3.75 to 3.76	211,000,000	211,050,522
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 11/23/2026 (d)(e)	3.76	111,000,000	111,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 12/18/2026 (d)(e)	3.75	66,000,000	66,006,359
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 2/10/2027 (d)(e)	3.76	237,500,000	237,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 8/19/2026 (d)(e)	3.76	171,000,000	171,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 8/4/2027 (d)(e)	3.76	162,000,000	162,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 9/15/2027 (d)(e)	3.76	48,000,000	48,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 10/23/2026 (d)(e)	3.76	137,000,000	137,008,860
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 10/29/2027 (d)(e)	3.76	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 11/25/2026 (d)(e)	3.76	88,610,000	88,621,268
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 11/4/2026 (d)(e)	3.76	47,000,000	47,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 12/2/2026 (d)(e)	3.76	61,000,000	61,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 12/30/2026 (d)(e)	3.76	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 8/12/2027 (d)(e)	3.76	145,000,000	145,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 8/26/2026 (d)(e)	3.76	94,000,000	94,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 9/3/2026 (d)(e)	3.76	103,000,000	103,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 9/4/2026 (d)(e)	3.76	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 9/9/2026 (d)(e)	3.76	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.765% 1/21/2027 (d)(e)	3.76	82,000,000	82,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.765% 1/8/2027 (d)(e)	3.76	161,000,000	161,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.765% 12/16/2026 (d)(e)	3.76	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.77% 10/1/2027 (d)(e)	3.77	87,000,000	87,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.77% 10/14/2027 (d)(e)	3.77	94,000,000	94,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.77% 10/22/2027 (d)(e)	3.77	57,000,000	57,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.77% 12/23/2026 (d)(e)	3.77	84,000,000	84,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.77% 12/4/2026 (d)(e)	3.77	49,000,000	49,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.77% 9/10/2027 (d)(e)	3.77	89,000,000	89,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 3.775% 9/24/2027 (d)(e)	3.77	193,000,000	193,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 3.78% 1/3/2028 (d)(e)	3.78	44,000,000	44,046,916
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 3.805% 5/10/2027 (d)(e)	3.80	12,000,000	12,009,115
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.19%, 3.81% 3/27/2028 (d)(e)	3.80	58,000,000	58,107,442
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.23%, 3.85% 6/28/2027 (d)(e)	3.84	63,000,000	63,070,970
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 3.86% 1/28/2028 (d)(e)	3.85	19,000,000	19,050,592
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 3.86% 7/19/2027 (d)(e)	3.85	36,000,000	36,044,344
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.25%, 3.87% 11/12/2027 (d)(e)	3.86	25,000,000	25,063,880
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.25%, 3.87% 12/13/2027 (d)(e)	3.86	73,000,000	73,196,696
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.25%, 3.87% 12/3/2027 (d)(e)	3.86	61,000,000	61,161,064
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.255%, 3.875% 9/13/2027 (d)(e)	3.87	60,000,000	60,088,949
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 3.89% 11/24/2026 (d)(e)	3.88	61,000,000	61,059,575
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 3.9% 11/20/2026 (d)(e)	3.89	11,000,000	11,010,743
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.42%, 4.04% 10/25/2027 (d)(e)	4.02	24,000,000	24,118,305
Federal Home Loan Bank 3.55% 6/24/2026	3.62	123,000,000	122,994,287
Federal Home Loan Bank 3.61% 6/22/2026	3.64	123,000,000	122,997,878
Federal Home Loan Bank 3.61% 6/24/2026	3.62	432,000,000	431,996,604
Federal Home Loan Bank 3.615% 2/8/2027	3.62	608,000,000	608,000,000
Federal Home Loan Bank 3.62% 2/8/2027	3.62	1,094,000,000	1,094,000,000
Federal Home Loan Bank 3.62% 2/8/2027	3.62	687,500,000	687,500,000
Federal Home Loan Bank 3.62% 2/8/2027	3.62	243,000,000	243,000,000
Federal Home Loan Bank 3.63% 2/8/2027	3.63	346,000,000	346,000,000
Federal Home Loan Bank 3.63% 2/8/2027	3.63	346,000,000	346,000,000
Federal Home Loan Bank 3.685% 6/1/2027 (d)(e)	3.69	246,000,000	246,000,000
Federal Home Loan Bank 3.725% 12/2/2027 (d)(e)	3.71	35,000,000	35,000,000
Federal Home Loan Bank 4.75% 6/12/2026	3.64	24,080,000	24,087,911
Federal Home Loan Bank Discount Notes 0% 1/15/2027	3.74	245,000,000	239,336,417
Federal Home Loan Bank Discount Notes 0% 1/19/2027	3.58	173,000,000	169,103,463
Federal Home Loan Bank Discount Notes 0% 1/21/2027	3.57 to 3.61	1,041,000,000	1,017,446,892
Federal Home Loan Bank Discount Notes 0% 1/28/2027	3.71	185,000,000	180,541,500
Federal Home Loan Bank Discount Notes 0% 1/29/2027	3.71	309,000,000	301,522,200
Federal Home Loan Bank Discount Notes 0% 10/14/2026	3.67 to 3.69	265,000,000	261,399,531
Federal Home Loan Bank Discount Notes 0% 10/16/2026	3.67 to 3.69	410,989,000	405,339,918
Federal Home Loan Bank Discount Notes 0% 10/21/2026	3.68	599,000,000	590,470,080
Federal Home Loan Bank Discount Notes 0% 10/23/2026	3.67 to 3.68	527,000,000	519,390,320
Federal Home Loan Bank Discount Notes 0% 10/28/2026	3.68	74,000,000	72,893,112
Federal Home Loan Bank Discount Notes 0% 10/30/2026	3.69	46,000,000	45,300,576
Federal Home Loan Bank Discount Notes 0% 10/7/2026	3.70	168,000,000	165,828,693
Federal Home Loan Bank Discount Notes 0% 10/9/2026	3.68	59,000,000	58,230,869
Federal Home Loan Bank Discount Notes 0% 11/12/2026	3.70	219,000,000	215,373,482
Federal Home Loan Bank Discount Notes 0% 11/13/2026	3.70	80,000,000	78,669,000
Federal Home Loan Bank Discount Notes 0% 11/18/2026	3.70	220,000,000	216,228,385
Federal Home Loan Bank Discount Notes 0% 11/20/2026	3.71	570,000,000	560,073,450
Federal Home Loan Bank Discount Notes 0% 11/25/2026	3.69 to 3.74	246,000,000	241,603,418
Federal Home Loan Bank Discount Notes 0% 11/27/2026	3.69	61,000,000	59,902,034
Federal Home Loan Bank Discount Notes 0% 11/4/2026	3.69	64,000,000	62,994,667
Federal Home Loan Bank Discount Notes 0% 11/6/2026	3.69	95,000,000	93,490,661
Federal Home Loan Bank Discount Notes 0% 12/11/2026	3.71	74,000,000	72,559,898
Federal Home Loan Bank Discount Notes 0% 12/21/2026	3.71	616,000,000	603,390,993
Federal Home Loan Bank Discount Notes 0% 12/7/2026	3.70	246,000,000	241,337,685
Federal Home Loan Bank Discount Notes 0% 6/10/2026	3.58 to 3.70	476,000,000	475,569,632
Federal Home Loan Bank Discount Notes 0% 6/12/2026	3.58 to 3.66	378,000,000	377,581,193
Federal Home Loan Bank Discount Notes 0% 6/17/2026	3.58 to 3.66	254,000,000	253,596,364
Federal Home Loan Bank Discount Notes 0% 6/22/2026	3.58 to 3.66	466,000,000	465,035,477
Federal Home Loan Bank Discount Notes 0% 6/24/2026	3.66 to 3.68	661,000,000	659,461,961
Federal Home Loan Bank Discount Notes 0% 6/26/2026	3.59 to 3.68	628,000,000	626,416,684
Federal Home Loan Bank Discount Notes 0% 6/3/2026	3.65 to 3.69	962,000,000	961,806,156
Federal Home Loan Bank Discount Notes 0% 6/5/2026	3.62	96,000,000	95,961,600
Federal Home Loan Bank Discount Notes 0% 7/1/2026	3.67 to 3.69	172,000,000	171,476,844
Federal Home Loan Bank Discount Notes 0% 7/10/2026	3.56 to 3.65	414,000,000	412,386,445
Federal Home Loan Bank Discount Notes 0% 7/13/2026	3.60	229,000,000	228,054,230
Federal Home Loan Bank Discount Notes 0% 7/15/2026	3.58 to 3.67	934,000,000	929,923,779
Federal Home Loan Bank Discount Notes 0% 7/17/2026	3.60 to 3.67	463,000,000	460,851,921
Federal Home Loan Bank Discount Notes 0% 7/22/2026	3.60 to 3.70	656,000,000	652,681,600
Federal Home Loan Bank Discount Notes 0% 7/24/2026	3.62 to 3.69	716,000,000	712,187,209
Federal Home Loan Bank Discount Notes 0% 7/29/2026	3.62 to 3.69	278,000,000	276,382,137
Federal Home Loan Bank Discount Notes 0% 7/31/2026	3.62 to 3.69	494,000,000	491,009,650
Federal Home Loan Bank Discount Notes 0% 7/6/2026	3.64 to 3.69	167,000,000	166,409,550
Federal Home Loan Bank Discount Notes 0% 7/8/2026	3.56 to 3.69	412,000,000	410,494,845
Federal Home Loan Bank Discount Notes 0% 8/12/2026	3.63 to 3.68	218,000,000	216,422,588
Federal Home Loan Bank Discount Notes 0% 8/14/2026	3.60 to 3.67	219,000,000	217,390,695
Federal Home Loan Bank Discount Notes 0% 8/19/2026	3.58 to 3.67	441,000,000	437,536,881
Federal Home Loan Bank Discount Notes 0% 8/20/2026	3.59	60,000,000	59,528,000
Federal Home Loan Bank Discount Notes 0% 8/21/2026	3.60 to 3.68	351,000,000	348,149,711
Federal Home Loan Bank Discount Notes 0% 8/26/2026	3.61 to 3.68	652,000,000	646,403,452
Federal Home Loan Bank Discount Notes 0% 8/28/2026	3.61 to 3.67	968,000,000	959,421,222
Federal Home Loan Bank Discount Notes 0% 8/5/2026	3.61 to 3.69	319,000,000	316,933,740
Federal Home Loan Bank Discount Notes 0% 8/7/2026	3.66	110,000,000	109,258,906
Federal Home Loan Bank Discount Notes 0% 9/1/2026	3.71	243,000,000	240,733,350
Federal Home Loan Bank Discount Notes 0% 9/11/2026	3.67	14,000,000	13,856,010
Federal Home Loan Bank Discount Notes 0% 9/14/2026	3.57	244,000,000	241,512,725
Federal Home Loan Bank Discount Notes 0% 9/16/2026	3.66	96,000,000	94,967,093
Federal Home Loan Bank Discount Notes 0% 9/18/2026	3.67	329,000,000	325,384,016
Federal Home Loan Bank Discount Notes 0% 9/2/2026	3.61 to 3.68	58,000,000	57,464,116
Federal Home Loan Bank Discount Notes 0% 9/21/2026	3.56	244,000,000	241,350,702
Federal Home Loan Bank Discount Notes 0% 9/23/2026	3.69 to 3.71	873,000,000	862,931,694
Federal Home Loan Bank Discount Notes 0% 9/25/2026	3.69 to 3.72	454,000,000	448,662,405
Federal Home Loan Bank Discount Notes 0% 9/4/2026	3.61	16,000,000	15,850,111
Federal Home Loan Bank Discount Notes 0% 9/9/2026	3.62 to 3.69	46,000,000	45,540,494
Federal Home Loan Bank U.S. SOFR Index + 0%, 3.62% 6/8/2026 (d)(e)	3.62	123,000,000	122,999,093
Federal Home Loan Bank U.S. SOFR Index + 0%, 3.63% 6/10/2026 (d)(e)	3.62	574,000,000	573,996,559
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.625% 7/10/2026 (d)(e)	3.63	123,000,000	122,995,849
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 6/10/2026 (d)(e)	3.63	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 6/15/2026 (d)(e)	3.63	457,000,000	457,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 6/15/2026 (d)(e)	3.63	246,000,000	246,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 6/15/2026 (d)(e)	3.63	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 6/15/2026 (d)(e)	3.63	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 6/5/2026 (d)(e)	3.63	93,000,000	93,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 6/8/2026 (d)(e)	3.63	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 6/9/2026 (d)(e)	3.63	297,000,000	297,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/10/2026 (d)(e)	3.63	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/17/2026 (d)(e)	3.63	37,000,000	37,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 9/25/2026 (d)(e)	3.63	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/22/2026 (d)(e)	3.63	269,000,000	269,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/23/2026 (d)(e)	3.63	245,000,000	245,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/23/2026 (d)(e)	3.63	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/5/2026 (d)(e)	3.63	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/5/2026 (d)(e)	3.63	184,000,000	184,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/6/2026 (d)(e)	3.63	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 7/15/2026 (d)(e)	3.63	138,000,000	138,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 8/17/2026 (d)(e)	3.63	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 8/18/2026 (d)(e)	3.63	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 8/24/2026 (d)(e)	3.63	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/11/2026 (d)(e)	3.63	98,000,000	98,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/18/2026 (d)(e)	3.63	146,000,000	146,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/21/2026 (d)(e)	3.63	60,000,000	60,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/28/2026 (d)(e)	3.63	195,000,000	195,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/30/2026 (d)(e)	3.63	245,000,000	245,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 10/29/2026 (d)(e)	3.64	111,000,000	111,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 10/7/2026 (d)(e)	3.64	243,000,000	243,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 10/9/2026 (d)(e)	3.64	37,000,000	37,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 11/2/2026 (d)(e)	3.64	236,000,000	236,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 11/4/2026 (d)(e)	3.64	242,000,000	242,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 11/5/2026 (d)(e)	3.64	245,000,000	245,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 7/10/2026 (d)(e)	3.64	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 7/30/2026 (d)(e)	3.64	124,000,000	124,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 9/14/2026 (d)(e)	3.64	60,000,000	60,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 9/15/2026 (d)(e)	3.64	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 9/22/2026 (d)(e)	3.64	171,000,000	171,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 9/29/2026 (d)(e)	3.64	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 10/19/2026 (d)(e)	3.65	293,000,000	293,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 10/20/2026 (d)(e)	3.65	163,000,000	163,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 11/12/2026 (d)(e)	3.65	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 11/16/2026 (d)(e)	3.65	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 11/18/2026 (d)(e)	3.65	124,000,000	124,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 11/3/2026 (d)(e)	3.65	103,000,000	103,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/2/2026 (d)(e)	3.65	241,000,000	241,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/3/2026 (d)(e)	3.65	241,000,000	241,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/4/2026 (d)(e)	3.65	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/7/2026 (d)(e)	3.65	242,000,000	242,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/8/2026 (d)(e)	3.65	220,000,000	220,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 6/2/2026 (d)(e)	3.65	494,000,000	494,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 6/22/2026 (d)(e)	3.65	246,000,000	246,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 6/24/2026 (d)(e)	3.65	150,000,000	150,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 9/24/2026 (d)(e)	3.65	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 9/24/2026 (d)(e)	3.65	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 9/4/2026 (d)(e)	3.65	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 11/19/2026 (d)(e)	3.65	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/1/2026 (d)(e)	3.65	246,000,000	246,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/1/2026 (d)(e)	3.65	111,000,000	111,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/10/2026 (d)(e)	3.65	413,000,000	413,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/22/2026 (d)(e)	3.65	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/22/2026 (d)(e)	3.65	99,000,000	99,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/7/2026 (d)(e)	3.65	470,000,000	470,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/8/2026 (d)(e)	3.65	161,000,000	161,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 6/29/2026 (d)(e)	3.65	371,000,000	371,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 6/29/2026 (d)(e)	3.65	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 7/21/2026 (d)(e)	3.65	492,000,000	492,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 7/23/2026 (d)(e)	3.65	246,000,000	246,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/22/2027 (d)(e)	3.66	185,000,000	185,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/25/2027 (d)(e)	3.66	247,000,000	247,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/5/2027 (d)(e)	3.66	223,000,000	223,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/5/2027 (d)(e)	3.66	124,000,000	124,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/7/2027 (d)(e)	3.66	149,000,000	149,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 11/30/2026 (d)(e)	3.66	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/15/2026 (d)(e)	3.66	112,000,000	112,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/17/2026 (d)(e)	3.66	224,000,000	224,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/21/2026 (d)(e)	3.66	247,000,000	247,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/21/2026 (d)(e)	3.66	124,000,000	124,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/23/2026 (d)(e)	3.66	62,000,000	62,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/24/2026 (d)(e)	3.66	249,000,000	249,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/24/2026 (d)(e)	3.66	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/28/2026 (d)(e)	3.66	124,000,000	124,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/28/2026 (d)(e)	3.66	62,000,000	62,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/29/2026 (d)(e)	3.66	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/29/2026 (d)(e)	3.66	124,000,000	124,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/9/2026 (d)(e)	3.66	172,000,000	172,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 2/9/2027 (d)(e)	3.66	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.66% 10/14/2026 (d)(e)	3.66	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.66% 3/5/2027 (d)(e)	3.66	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.665% 10/2/2026 (d)(e)	3.67	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.665% 10/6/2026 (d)(e)	3.67	29,000,000	29,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.665% 4/6/2027 (d)(e)	3.67	42,000,000	42,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.665% 5/27/2027 (d)(e)	3.67	59,000,000	59,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.67% 5/20/2027 (d)(e)	3.67	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.67% 7/12/2027 (d)(e)	3.67	183,000,000	183,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.67% 7/8/2027 (d)(e)	3.67	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 5/26/2027 (d)(e)	3.67	153,000,000	153,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 5/27/2027 (d)(e)	3.67	62,000,000	62,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 5/28/2027 (d)(e)	3.67	93,000,000	93,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 7/9/2027 (d)(e)	3.67	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 2/12/2027 (d)(e)	3.68	121,000,000	121,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 2/5/2027 (d)(e)	3.68	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 7/30/2027 (d)(e)	3.68	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 8/20/2027 (d)(e)	3.68	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 9/10/2027 (d)(e)	3.68	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.685% 8/10/2026 (d)(e)	3.68	174,000,000	174,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.685% 8/12/2026 (d)(e)	3.68	328,000,000	328,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.685% 9/11/2026 (d)(e)	3.68	16,000,000	16,001,774
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 10/22/2027 (d)(e)	3.69	62,000,000	62,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 11/12/2027 (d)(e)	3.69	50,000,000	50,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 11/8/2027 (d)(e)	3.69	62,000,000	62,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 12/23/2026 (d)(e)	3.69	52,000,000	52,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 12/24/2026 (d)(e)	3.69	91,000,000	91,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 12/30/2026 (d)(e)	3.69	104,000,000	104,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.695% 1/27/2028 (d)(e)	3.70	87,000,000	87,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.695% 11/18/2026 (d)(e)	3.70	187,000,000	187,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.695% 11/27/2026 (d)(e)	3.70	32,000,000	32,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.695% 4/5/2027 (d)(e)	3.70	1,015,000,000	1,015,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.695% 4/8/2027 (d)(e)	3.69	110,000,000	110,032,319
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 1/4/2028 (d)(e)	3.70	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 11/13/2026 (d)(e)	3.70	51,000,000	51,001,988
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/11/2026 (d)(e)	3.70	184,000,000	184,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/23/2027 (d)(e)	3.70	247,000,000	247,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/29/2027 (d)(e)	3.70	48,000,000	48,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/30/2027 (d)(e)	3.70	98,000,000	98,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/8/2026 (d)(e)	3.70	80,000,000	80,003,891
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 1/26/2028 (d)(e)	3.71	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 2/23/2028 (d)(e)	3.71	147,000,000	147,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 3/10/2028 (d)(e)	3.70 to 3.71	227,000,000	226,999,641
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 3/2/2028 (d)(e)	3.71	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 3/20/2028 (d)(e)	3.71	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 3/23/2028 (d)(e)	3.71	48,000,000	48,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 4/13/2028 (d)(e)	3.71	86,000,000	86,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 4/17/2028 (d)(e)	3.71	62,000,000	62,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 4/21/2028 (d)(e)	3.71	62,000,000	62,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 12/6/2027 (d)(e)	3.71	161,000,000	161,044,733
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 12/7/2027 (d)(e)	3.71	247,000,000	247,068,832
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 12/8/2027 (d)(e)	3.71	247,000,000	247,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 12/9/2027 (d)(e)	3.71	309,000,000	309,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 2/12/2027 (d)(e)	3.71	61,000,000	61,021,073
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 3/1/2027 (d)(e)	3.71	58,000,000	58,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.715% 2/12/2027 (d)(e)	3.71	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.715% 2/25/2027 (d)(e)	3.71 to 3.72	155,805,000	155,850,733
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.715% 4/14/2027 (d)(e)	3.72	47,485,000	47,480,172
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.715% 6/11/2027 (d)(e)	3.72	52,000,000	51,996,952
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.72% 6/10/2027 (d)(e)	3.72	126,000,000	126,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.72% 6/22/2026 (d)(e)	3.72	71,000,000	71,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.72% 6/24/2026 (d)(e)	3.72	89,000,000	89,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.72% 6/25/2026 (d)(e)	3.72	85,000,000	85,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.72% 6/26/2026 (d)(e)	3.72	142,000,000	142,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.72% 6/7/2027 (d)(e)	3.72	39,000,000	39,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 3.725% 2/18/2027 (d)(e)	3.72	17,000,000	17,000,323
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.73% 2/12/2027 (d)(e)	3.73	12,000,000	12,005,789
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.73% 7/15/2027 (d)(e)	3.73	12,000,000	11,998,469
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.73% 7/19/2027 (d)(e)	3.73	65,990,000	65,984,176
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.73% 7/21/2027 (d)(e)	3.73	25,000,000	24,996,789
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 3.735% 7/30/2027 (d)(e)	3.74	389,000,000	389,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.74% 6/21/2027 (d)(e)	3.74	132,000,000	132,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.74% 6/22/2027 (d)(e)	3.74	119,000,000	119,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 3.745% 2/5/2027 (d)(e)	3.74	45,000,000	45,025,031
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 2/5/2027 (d)(e)	3.75	80,000,000	80,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 4/16/2027 (d)(e)	3.75	59,000,000	59,011,516
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 4/23/2027 (d)(e)	3.75	48,000,000	48,008,573
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 6/24/2027 (d)(e)	3.75	156,500,000	156,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 6/30/2027 (d)(e)	3.75	104,000,000	104,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 9/10/2027 (d)(e)	3.75	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 9/7/2027 (d)(e)	3.75	60,000,000	60,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 9/8/2027 (d)(e)	3.75	37,000,000	37,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 3.755% 1/6/2027 (d)(e)	3.75	24,000,000	24,009,698
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.76% 10/29/2026 (d)(e)	3.76	41,000,000	41,003,098
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.76% 7/22/2026 (d)(e)	3.76	3,750,000	3,749,999
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.76% 8/21/2026 (d)(e)	3.76	274,000,000	274,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.76% 9/10/2026 (d)(e)	3.76	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.76% 9/4/2026 (d)(e)	3.76	204,000,000	204,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 3.765% 9/25/2026 (d)(e)	3.76	539,000,000	539,000,000
Freddie Mac Discount Notes 0% 9/21/2026	3.72	244,000,000	241,229,243
Freddie Mac U.S. SOFR Index + 0.08%, 3.7% 11/5/2026 (d)(e)	3.70	657,000,000	657,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.76% 10/16/2026 (d)(e)	3.76	644,500,000	644,500,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.76% 10/29/2026 (d)(e)	3.76	452,000,000	452,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.76% 9/23/2026 (d)(e)	3.76	817,000,000	817,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.76% 9/4/2026 (d)(e)	3.76	284,000,000	284,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $73,700,348,380)			73,700,348,380

U.S. Treasury Obligations - 30.9%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/21/2027	3.51 to 3.52	1,404,000,000	1,373,045,147
US Treasury Bills 0% 10/1/2026	3.67 to 3.71	2,606,000,000	2,574,136,324
US Treasury Bills 0% 10/15/2026	3.68	1,250,000,000	1,232,952,777
US Treasury Bills 0% 10/29/2026	3.69 to 3.71	1,261,000,000	1,242,053,729
US Treasury Bills 0% 10/8/2026	3.68 to 3.71	1,203,900,000	1,188,285,309
US Treasury Bills 0% 11/12/2026	3.68 to 3.69	2,443,000,000	2,402,737,553
US Treasury Bills 0% 11/19/2026	3.68	2,400,000,000	2,358,788,999
US Treasury Bills 0% 11/27/2026	3.70 to 3.72	2,450,000,000	2,405,556,313
US Treasury Bills 0% 11/5/2026	3.68	1,225,000,000	1,205,714,073
US Treasury Bills 0% 12/24/2026	3.50 to 3.53	479,000,000	469,710,429
US Treasury Bills 0% 2/18/2027	3.57	216,000,000	210,576,600
US Treasury Bills 0% 3/18/2027	3.68	108,000,000	104,911,500
US Treasury Bills 0% 4/15/2027	3.71	221,000,000	214,011,243
US Treasury Bills 0% 6/16/2026	3.67	41,000,000	40,937,441
US Treasury Bills 0% 6/18/2026	3.64	1,419,000,000	1,416,578,414
US Treasury Bills 0% 6/2/2026	3.63	1,200,000,000	1,199,880,333
US Treasury Bills 0% 6/23/2026	3.62	2,400,000,000	2,394,705,333
US Treasury Bills 0% 6/30/2026	3.64	875,000,000	872,529,586
US Treasury Bills 0% 7/14/2026	3.62 to 3.64	2,082,000,000	2,073,048,714
US Treasury Bills 0% 7/16/2026	3.55	425,400,000	423,544,192
US Treasury Bills 0% 7/2/2026	3.54 to 3.60	3,015,500,000	3,006,293,312
US Treasury Bills 0% 7/21/2026	3.62 to 3.65	3,574,000,000	3,556,113,692
US Treasury Bills 0% 7/28/2026	3.66 to 3.68	2,448,000,000	2,433,911,472
US Treasury Bills 0% 7/30/2026	3.60	500,000,000	497,105,313
US Treasury Bills 0% 7/7/2026	3.64	432,000,000	430,444,800
US Treasury Bills 0% 7/9/2026	3.54 to 4.11	3,206,000,000	3,192,977,303
US Treasury Bills 0% 8/13/2026	3.67 to 3.69	109,000,000	108,192,361
US Treasury Bills 0% 8/18/2026	3.67	1,538,900,000	1,526,813,223
US Treasury Bills 0% 8/20/2026	3.56	1,140,000,000	1,131,133,333
US Treasury Bills 0% 8/27/2026	3.59	688,000,000	682,130,787
US Treasury Bills 0% 8/6/2026	3.59 to 4.12	1,709,000,000	1,697,599,323
US Treasury Bills 0% 9/1/2026	3.69	361,000,000	357,637,903
US Treasury Bills 0% 9/17/2026	3.64 to 3.69	788,000,000	779,539,521
US Treasury Bills 0% 9/24/2026	3.70	2,108,700,000	2,084,247,864
US Treasury Bills 0% 9/29/2026	3.67 to 3.72	2,587,227,000	2,556,159,121
US Treasury Bills 0% 9/3/2026	3.60	2,238,800,000	2,218,135,254
US Treasury Bills 0% 9/8/2026	3.66	110,000,000	108,904,950
US Treasury Notes 0.625% 3/31/2027	3.61	108,000,000	105,395,236
US Treasury Notes 0.625% 7/31/2026	3.64 to 4.11	980,000,000	974,870,107
US Treasury Notes 0.75% 8/31/2026	3.72 to 4.16	654,000,000	648,891,884
US Treasury Notes 0.875% 6/30/2026	3.73	59,000,000	58,867,063
US Treasury Notes 0.875% 9/30/2026	3.75 to 3.85	161,000,000	159,470,143
US Treasury Notes 1.125% 10/31/2026	3.64	149,000,000	147,483,484
US Treasury Notes 1.125% 2/28/2027	3.61 to 3.74	109,000,000	106,979,459
US Treasury Notes 1.25% 11/30/2026	3.75	11,000,000	10,866,044
US Treasury Notes 1.25% 12/31/2026	3.64 to 3.75	271,000,000	267,188,052
US Treasury Notes 1.375% 8/31/2026	3.93	56,000,000	55,653,398
US Treasury Notes 1.5% 1/31/2027	3.56 to 3.77	378,500,000	373,355,919
US Treasury Notes 1.5% 8/15/2026	3.77 to 3.81	599,000,000	596,191,819
US Treasury Notes 1.625% 11/30/2026	3.75	43,000,000	42,554,828
US Treasury Notes 1.625% 9/30/2026	3.68 to 3.78	296,000,000	293,988,374
US Treasury Notes 1.875% 2/28/2027	3.57 to 3.78	1,377,000,000	1,358,691,185
US Treasury Notes 1.875% 6/30/2026	3.67	125,000,000	124,822,347
US Treasury Notes 1.875% 7/31/2026	3.69 to 4.01	392,000,000	390,819,517
US Treasury Notes 2.25% 2/15/2027	3.59	163,000,000	161,497,573
US Treasury Notes 2.5% 3/31/2027	3.58 to 3.61	1,123,000,000	1,113,073,339
US Treasury Notes 2.75% 4/30/2027	3.79	110,000,000	108,988,355
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.099%, 3.727% 1/31/2028 (d)(e)	3.73	2,052,618,000	2,052,528,474
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.103%, 3.7361% 4/30/2028 (d)(e)	3.73	1,347,126,000	1,347,243,823
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.159%, 3.787% 7/31/2027 (d)(e)	3.79	66,000,000	65,983,208
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.16%, 3.788% 4/30/2027 (d)(e)	3.79	3,087,000,000	3,087,048,487
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.19%, 3.818% 10/31/2027 (d)(e)	3.81 to 3.82	800,000,000	800,234,588
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.205%, 3.833% 10/31/2026 (d)(e)	3.83	350,000,000	350,084,699
US Treasury Notes 3.5% 9/30/2026	3.76	65,000,000	64,945,531
US Treasury Notes 3.75% 4/30/2027	3.79 to 3.86	220,000,000	219,854,675
US Treasury Notes 3.75% 8/31/2026	3.60 to 3.96	1,027,000,000	1,027,281,168
US Treasury Notes 3.875% 3/31/2027	3.58 to 3.75	1,017,000,000	1,019,052,605
US Treasury Notes 3.875% 5/31/2027	3.89	112,000,000	111,979,638
US Treasury Notes 4.125% 1/31/2027	3.57 to 3.78	846,000,000	848,722,069
US Treasury Notes 4.125% 10/31/2026	3.64 to 3.83	306,662,000	307,091,977
US Treasury Notes 4.125% 2/28/2027	3.58 to 3.84	1,705,000,000	1,710,032,842
US Treasury Notes 4.125% 6/15/2026	4.13 to 4.16	548,000,000	547,997,735
US Treasury Notes 4.25% 11/30/2026	3.58 to 3.75	285,000,000	285,895,009
US Treasury Notes 4.25% 12/31/2026	3.56 to 3.76	663,000,000	665,458,603
US Treasury Notes 4.375% 12/15/2026	3.57	54,000,000	54,229,800
US Treasury Notes 4.375% 7/31/2026	3.73 to 4.08	966,000,000	966,883,595
US Treasury Notes 4.375% 8/15/2026	3.77 to 3.79	321,932,000	322,318,187
US Treasury Notes 4.5% 7/15/2026	3.74	62,000,000	62,056,278
US Treasury Notes 4.625% 6/15/2027	3.86 to 3.90	801,000,000	807,026,592
US Treasury Notes 4.625% 6/30/2026	3.74 to 4.20	592,000,000	592,385,780
TOTAL U.S. TREASURY OBLIGATIONS (Cost $76,187,027,030)			76,187,027,030

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $252,391,226,410)	252,391,226,410
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(5,808,273,805)
NET ASSETS - 100.0%	246,582,952,605

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	3.64	5/2026	6/2026	335,000,000	335,101,617	Agency Mortgage-Backed Securities	2.00 - 6.50	3/2033 - 5/2056	320,310,776
						U.S. Treasuries (including strips)	0.63 - 3.75	1/2028 - 1/2033	21,506,401
									341,817,177
ABN AMRO Bank NV	3.63	5/2026	6/2026	330,000,000	330,099,825	U.S. Treasuries (including strips)	0.63 - 4.38	11/2028 - 8/2034	336,701,883
BMO Capital Markets Corp	3.62	5/2026	6/2026	55,000,000	55,016,592	U.S. Treasuries (including strips)	0.00 - 2.25	6/2026 - 8/2049	56,235,535
BMO Chicago Branch	3.66	5/2026	6/2026	48,000,000	48,170,800	Agency Mortgage-Backed Securities	4.50 - 8.00	1/2054 - 5/2056	48,989,867
BMO Chicago Branch	3.61	5/2026	6/2026	194,000,000	194,564,163	Agency Mortgage-Backed Securities	4.50	4/2056	198,118,116
BMO Chicago Branch	3.67	5/2026	6/2026	58,000,000	58,195,122	Agency Mortgage-Backed Securities	4.50 - 7.50	9/2052 - 5/2056	59,274,590
BMO Chicago Branch	3.68	5/2026	6/2026	194,000,000	194,733,751	Agency Mortgage-Backed Securities	3.50 - 5.32	4/2056 - 4/2076	198,405,921
BMO Chicago Branch	3.67	5/2026	6/2026	243,000,000	243,767,948	Agency Mortgage-Backed Securities	3.00 - 6.50	10/2047 - 5/2056	248,390,628
Bank of Montreal	3.66	5/2026	6/2026	271,000,000	271,964,308	Agency Collateralized Mortgage Obligation	4.63 - 5.14	12/2054 - 5/2056	279,300,270
Bank of Montreal	3.67	5/2026	6/2026	194,000,000	194,593,317	Agency Collateralized Mortgage Obligation	4.73 - 5.38	4/2054 - 5/2055	200,207,041
Bank of Montreal	3.66	5/2026	6/2026	193,000,000	193,137,352	Agency Mortgage-Backed Securities	2.71 - 4.97	11/2028 - 7/2030	196,960,071
Bank of Montreal	3.62	5/2026	6/2026	29,000,000	29,008,748	U.S. Treasuries (including strips)	4.63	11/2045	29,588,978
Barclays Bank PLC	3.63	5/2026	6/2026	288,000,000	288,087,120	Agency Mortgage-Backed Securities	2.00 - 6.50	9/2029 - 5/2055	164,406,817
						Agency Collateralized Mortgage Obligation	1.50 - 12.51	10/2027 - 1/2067	130,924,563
									295,331,380
BofA Securities, Inc.	3.64(f)	3/2026	7/2026	94,000,000	95,159,542	Agency Mortgage-Backed Securities	2.00 - 7.00	7/2029 - 3/2076	96,694,422
BofA Securities, Inc.	3.64(f)	3/2026	7/2026	94,000,000	95,159,542	Agency Mortgage-Backed Securities	2.00 - 7.50	7/2027 - 6/2056	88,611,682
						Agency Debentures and Agency Strips	2.93	2/2042	8,112,143
									96,723,825
BofA Securities, Inc.	3.63(f)	2/2026	6/2026	128,000,000	129,548,800	U.S. Treasuries (including strips)	3.88 - 5.00	4/2029 - 11/2055	132,808,939
BofA Securities, Inc.	3.63(f)	1/2026	6/2026	42,000,000	42,546,315	U.S. Treasuries (including strips)	0.75 - 4.50	8/2026 - 1/2033	43,399,599
BofA Securities, Inc.	3.63(f)	1/2026	6/2026	233,000,000	235,936,771	U.S. Treasuries (including strips)	5.00	5/2045	240,667,909
Canadian Imperial Bank of Commerce	3.64	5/2026	6/2026	448,000,000	449,449,529	U.S. Treasuries (including strips)	0.00 - 4.88	6/2026 - 8/2055	457,728,486
Canadian Imperial Bank of Commerce	3.74	4/2026	6/2026	12,000,000	12,061,087	Agency Mortgage-Backed Securities	1.69 - 6.50	10/2029 - 10/2055	750,420
						Agency Collateralized Mortgage Obligation	0.00 - 6.50	10/2038 - 10/2072	10,038,994
						Agency Debentures and Agency Strips	4.81 - 5.45	8/2033 - 2/2056	1,687,772
									12,477,186
Citigroup Global Capital Markets Inc	3.68(f)	5/2026	7/2026	502,000,000	505,181,565	Agency Mortgage-Backed Securities	4.50 - 6.00	2/2056 - 3/2066	512,249,511
Citigroup Global Capital Markets Inc	3.68(f)	5/2026	7/2026	506,000,000	509,206,915	Agency Mortgage-Backed Securities	4.00 - 6.50	1/2056 - 3/2066	517,158,978
Citigroup Global Capital Markets Inc	3.68(f)	5/2026	7/2026	887,000,000	892,621,609	Agency Mortgage-Backed Securities	4.00 - 7.00	2/2056 - 3/2066	907,113,938
Citigroup Global Capital Markets Inc	3.67(f)	5/2026	7/2026	505,000,000	508,191,880	U.S. Treasuries (including strips)	0.00 - 4.00	9/2026 - 7/2029	516,447,931
Credit AG	3.58	5/2026	6/2026	178,000,000	178,531,033	U.S. Treasuries (including strips)	1.13 - 4.63	6/2026 - 8/2043	181,794,750
Fixed Income Clearing Corp - BNP	3.62	5/2026	6/2026	1,651,000,000	1,651,498,052	U.S. Treasuries (including strips)	1.25 - 4.63	3/2028 - 5/2050	1,684,528,015
Fixed Income Clearing Corp - BNP	3.62	5/2026	6/2026	2,096,000,000	2,096,632,293	U.S. Treasuries (including strips)	1.25 - 4.75	12/2026 - 5/2054	2,138,564,941
Fixed Income Clearing Corp - BNP	3.62	5/2026	6/2026	1,310,000,000	1,310,395,183	U.S. Treasuries (including strips)	0.00 - 5.00	7/2026 - 2/2055	1,336,603,094
Fixed Income Clearing Corp - BNYM	3.62	5/2026	6/2026	4,192,000,000	4,193,264,587	U.S. Treasuries (including strips)	0.38 - 3.63	7/2027 - 1/2035	4,275,840,062
Fixed Income Clearing Corp - BONY	3.63	5/2026	6/2026	2,306,000,000	2,306,697,565	Agency Mortgage-Backed Securities	2.00 - 7.00	1/2036 - 6/2064	1,591,893,594
						U.S. Treasuries (including strips)	3.00 - 4.75	9/2029 - 11/2055	760,226,407
									2,352,120,001
Fixed Income Clearing Corp - Barclays	3.65	5/2026	6/2026	699,000,000	699,496,096	U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 11/2052	713,196,984
Fixed Income Clearing Corp - Barclays	3.65	5/2026	6/2026	353,000,000	353,250,532	U.S. Treasuries (including strips)	3.50 - 4.75	10/2027 - 5/2054	360,169,564
Fixed Income Clearing Corp - Barclays	3.66	5/2026	6/2026	483,000,000	483,343,735	U.S. Treasuries (including strips)	0.00 - 4.63	8/2026 - 2/2055	492,810,263
Fixed Income Clearing Corp - Barclays	3.66	5/2026	6/2026	793,000,000	793,564,352	U.S. Treasuries (including strips)	2.88 - 4.75	12/2027 - 5/2052	809,106,754
Fixed Income Clearing Corp - Barclays	3.66	5/2026	6/2026	87,000,000	87,053,070	U.S. Treasuries (including strips)	0.38 - 4.25	9/2027 - 8/2049	88,767,125
Fixed Income Clearing Corp - Barclays	3.66	5/2026	6/2026	176,000,000	176,107,360	U.S. Treasuries (including strips)	0.00 - 4.75	6/2026 - 5/2055	179,574,783
Fixed Income Clearing Corp - Barclays	3.63	5/2026	6/2026	1,048,000,000	1,048,317,020	U.S. Treasuries (including strips)	0.00 - 4.88	6/2026 - 5/2033	1,069,283,405
Fixed Income Clearing Corp - Barclays	3.63	5/2026	6/2026	1,747,000,000	1,747,528,467	U.S. Treasuries (including strips)	0.00 - 4.63	8/2026 - 11/2035	1,782,479,112
Fixed Income Clearing Corp - CIBC	3.63	5/2026	6/2026	2,893,000,000	2,893,875,132	U.S. Treasuries (including strips)	0.88 - 3.88	1/2028 - 12/2030	2,950,665,818
Fixed Income Clearing Corp - CIBC	3.63	5/2026	6/2026	349,000,000	349,105,572	U.S. Treasuries (including strips)	1.63 - 2.75	8/2032 - 11/2050	355,830,023
Fixed Income Clearing Corp - Credit Agricole	3.65	5/2026	6/2026	1,757,000,000	1,757,534,421	U.S. Treasuries (including strips)	1.13 - 4.38	1/2027 - 5/2040	1,792,685,112
Fixed Income Clearing Corp - Credit Agricole	3.65	5/2026	6/2026	1,995,000,000	1,995,606,812	U.S. Treasuries (including strips)	2.00 - 4.00	8/2032 - 2/2042	2,051,478,305
Fixed Income Clearing Corp - Goldman	3.62	5/2026	6/2026	1,633,000,000	1,633,492,622	U.S. Treasuries (including strips)	0.00 - 4.50	11/2026 - 11/2030	1,666,162,534
Fixed Income Clearing Corp - Goldman	3.61	5/2026	6/2026	1,576,606,000	1,577,080,296	U.S. Treasuries (including strips)	0.00 - 5.38	7/2026 - 5/2031	1,608,621,916
Fixed Income Clearing Corp - ING	3.73	4/2026	6/2026	507,000,000	509,574,011	Agency Mortgage-Backed Securities	3.00 - 6.50	4/2040 - 5/2056	517,300,744
Fixed Income Clearing Corp - ING	3.63	5/2026	6/2026	574,000,000	574,173,635	Agency Mortgage-Backed Securities	2.00 - 6.50	7/2042 - 9/2057	585,657,108
Fixed Income Clearing Corp - ING	3.63	5/2026	6/2026	87,000,000	87,026,318	U.S. Treasuries (including strips)	1.25	8/2031	88,715,849
Fixed Income Clearing Corp - ING	3.62	5/2026	6/2026	2,270,325,000	2,271,009,881	U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 2/2054	2,316,430,079
Fixed Income Clearing Corp - JP Morgan	3.62	5/2026	6/2026	2,923,000,000	2,923,881,772	U.S. Treasuries (including strips)	0.50 - 4.50	7/2027 - 11/2054	2,982,359,451
Fixed Income Clearing Corp - JP Morgan	3.62	5/2026	6/2026	580,000,000	580,174,967	U.S. Treasuries (including strips)	3.38	9/2027	591,778,510
Fixed Income Clearing Corp - Mizuho	3.63	5/2026	6/2026	1,053,000,000	1,053,318,533	Agency Mortgage-Backed Securities	1.50 - 8.00	1/2027 - 6/2056	979,405,972
						U.S. Treasuries (including strips)	0.00 - 4.63	8/2026 - 11/2055	94,978,931
									1,074,384,903
Fixed Income Clearing Corp - Mizuho	3.62	5/2026	6/2026	1,505,000,000	1,505,454,008	U.S. Treasuries (including strips)	0.63 - 4.88	11/2026 - 5/2032	1,535,563,125
Fixed Income Clearing Corp - Morgan Stanley	3.63	5/2026	6/2026	1,153,000,000	1,153,348,782	Agency Mortgage-Backed Securities	1.50 - 7.50	11/2026 - 5/2056	1,176,415,759
Fixed Income Clearing Corp - Morgan Stanley	3.63	5/2026	6/2026	3,652,000,000	3,653,104,730	Agency Mortgage-Backed Securities	1.50 - 8.00	7/2026 - 5/2056	3,726,166,825
Fixed Income Clearing Corp - Morgan Stanley	3.63	5/2026	6/2026	3,652,000,000	3,653,104,730	Agency Mortgage-Backed Securities	1.50 - 8.00	8/2026 - 1/2059	3,726,166,825
Fixed Income Clearing Corp - Morgan Stanley	3.63	5/2026	6/2026	3,652,000,000	3,653,104,730	Agency Mortgage-Backed Securities	2.00 - 7.50	7/2031 - 5/2056	3,725,198,682
						U.S. Treasuries (including strips)	2.25 - 4.75	8/2039 - 2/2056	968,144
									3,726,166,826
Fixed Income Clearing Corp - Morgan Stanley	3.62	5/2026	6/2026	1,355,000,000	1,355,408,758	U.S. Treasuries (including strips)	0.00 - 6.63	6/2026 - 11/2035	1,382,516,934
Fixed Income Clearing Corp - Natixis	3.63	5/2026	6/2026	1,218,000,000	1,218,368,445	U.S. Treasuries (including strips)	3.50 - 4.38	7/2027 - 9/2029	1,242,355,370
Fixed Income Clearing Corp - Natwest	3.63	5/2026	6/2026	16,000,000	16,004,840	U.S. Treasuries (including strips)	1.38	10/2028	16,324,946
Fixed Income Clearing Corp - Nomura	3.62	5/2026	6/2026	1,345,000,000	1,345,405,742	U.S. Treasuries (including strips)	2.25 - 4.63	7/2027 - 5/2034	1,372,313,887
Fixed Income Clearing Corp - Northern Trust	3.63	5/2026	6/2026	504,000,000	504,152,460	U.S. Treasuries (including strips)	0.00	7/2026 - 7/2026	514,450,635
Fixed Income Clearing Corp - Northern Trust	3.62	5/2026	6/2026	2,095,000,000	2,095,631,992	U.S. Treasuries (including strips)	3.88 - 4.63	11/2027 - 4/2029	2,138,300,028
Fixed Income Clearing Corp - State Street Bank	3.63	5/2026	6/2026	1,057,000,000	1,057,319,742	Agency Mortgage-Backed Securities	2.00 - 7.00	12/2031 - 4/2056	1,080,333,113
Fixed Income Clearing Corp - State Street Bank	3.62	5/2026	6/2026	2,270,000,000	2,270,684,783	U.S. Treasuries (including strips)	1.25 - 3.88	6/2028 - 6/2028	2,315,422,587
Fixed Income Clearing Corp - Wells Fargo Bank	3.60	5/2026	6/2026	219,000,000	219,416,100	U.S. Treasuries (including strips)	3.63	8/2030	223,447,016
Fixed Income Clearing Corp - Wells Fargo Bank	3.63	5/2026	6/2026	220,000,000	220,465,850	U.S. Treasuries (including strips)	3.50 - 3.63	12/2028 - 8/2030	224,467,972
Fixed Income Clearing Corp - Wells Fargo Bank	3.65	5/2026	6/2026	267,000,000	267,189,496	U.S. Treasuries (including strips)	4.25	11/2034	272,422,866
Fixed Income Clearing Corp - Wells Fargo Bank	3.65	5/2026	6/2026	383,000,000	383,271,824	U.S. Treasuries (including strips)	3.50 - 3.63	10/2028 - 10/2030	390,778,828
Fixed Income Clearing Corp - Wells Fargo Bank	3.60	5/2026	6/2026	66,000,000	66,092,400	U.S. Treasuries (including strips)	4.25	1/2030	67,340,255
Fixed Income Clearing Corp - Wells Fargo Bank	3.65	5/2026	6/2026	198,000,000	198,381,425	U.S. Treasuries (including strips)	3.63	8/2028	202,021,496
Fixed Income Clearing Corp - Wells Fargo Bank	3.65	5/2026	6/2026	152,000,000	152,107,878	U.S. Treasuries (including strips)	4.63	4/2029	155,087,232
Fixed Income Clearing Corp - Wells Fargo Bank	3.65	5/2026	6/2026	174,000,000	174,123,492	U.S. Treasuries (including strips)	3.88	6/2030	177,533,984
Fixed Income Clearing Corp - Wells Fargo Bank	3.65	5/2026	6/2026	521,000,000	521,369,765	U.S. Treasuries (including strips)	2.88 - 3.88	5/2032 - 8/2032	531,581,690
JP Morgan Securities, LLC	3.74(f)	5/2026	9/2026	252,000,000	255,220,140	Agency Collateralized Mortgage Obligation	1.25 - 5.50	8/2040 - 9/2065	132,640,280
						Agency Debentures and Agency Strips	1.50 - 6.00	11/2036 - 2/2056	127,558,166
									260,198,446
JP Morgan Securities, LLC	3.64(f)	5/2026	6/2026	1,715,000,000	1,720,375,572	U.S. Treasuries (including strips)	3.50 - 4.00	12/2028 - 11/2042	1,749,830,699
JP Morgan Securities, LLC	3.64(f)	5/2026	6/2026	1,735,000,000	1,740,262,833	U.S. Treasuries (including strips)	0.50 - 2.63	5/2027 - 5/2040	1,773,223,196
JP Morgan Securities, LLC	3.64(f)	5/2026	6/2026	2,597,000,000	2,605,140,152	U.S. Treasuries (including strips)	3.38 - 3.88	5/2027 - 4/2029	2,655,279,081
Lloyds Bank Corp Mrkts	3.66	5/2026	6/2026	141,000,000	141,100,345	U.S. Treasuries (including strips)	2.75 - 5.00	9/2027 - 5/2056	143,939,138
Lloyds Bank PLC	3.70	5/2026	9/2026	110,000,000	111,096,639	U.S. Treasuries (including strips)	0.50 - 4.88	6/2027 - 8/2034	112,234,647
Lloyds Bank PLC	3.70	5/2026	8/2026	112,000,000	113,082,044	U.S. Treasuries (including strips)	0.50 - 4.88	8/2027 - 2/2034	114,310,462
Lloyds Bank PLC	3.70	5/2026	8/2026	111,000,000	112,049,566	U.S. Treasuries (including strips)	0.50 - 4.63	6/2027 - 11/2033	113,278,192
Lloyds Bank PLC	3.67	5/2026	8/2026	112,000,000	113,016,182	U.S. Treasuries (including strips)	0.00 - 4.63	7/2026 - 8/2047	114,379,803
Lloyds Bank PLC	3.70	5/2026	8/2026	169,000,000	170,597,988	U.S. Treasuries (including strips)	0.50 - 6.75	8/2026 - 11/2033	172,698,926
Lloyds Bank PLC	3.67	5/2026	8/2026	112,000,000	112,947,676	U.S. Treasuries (including strips)	0.63 - 4.63	6/2027 - 11/2033	114,391,437
Lloyds Bank PLC	3.71	5/2026	8/2026	112,000,000	113,061,884	U.S. Treasuries (including strips)	0.50 - 4.63	6/2027 - 2/2034	114,557,898
Lloyds Bank PLC	3.72	4/2026	7/2026	56,000,000	56,526,587	U.S. Treasuries (including strips)	0.50 - 4.88	8/2027 - 2/2033	57,326,600
Lloyds Bank PLC	3.72	4/2026	7/2026	112,000,000	113,053,173	U.S. Treasuries (including strips)	0.50 - 4.63	6/2027 - 11/2033	114,700,472
Lloyds Bank PLC	3.72	4/2026	7/2026	112,000,000	112,970,854	U.S. Treasuries (including strips)	0.63 - 4.63	6/2027 - 2/2034	114,723,388
Lloyds Bank PLC	3.73	3/2026	6/2026	110,000,000	111,116,928	U.S. Treasuries (including strips)	0.50 - 4.38	4/2027 - 5/2034	113,048,690
Lloyds Bank PLC	3.73	3/2026	6/2026	55,000,000	55,564,162	U.S. Treasuries (including strips)	0.50 - 4.63	6/2027 - 2/2035	56,535,979
Lloyds Bank PLC	3.73	3/2026	6/2026	110,000,000	111,128,325	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 8/2034	113,095,234
MUFG Securities (Canada), Ltd.	3.71	4/2026	7/2026	127,000,000	128,060,133	Agency Mortgage-Backed Securities	2.00 - 6.50	4/2032 - 5/2056	119,753,316
						U.S. Treasuries (including strips)	1.00 - 2.88	2/2031 - 2/2048	10,209,836
						Agency Debentures and Agency Strips	2.88	3/2029	9,739
									129,972,891
MUFG Securities (Canada), Ltd.	3.70	4/2026	7/2026	112,000,000	112,932,400	U.S. Treasuries (including strips)	0.50 - 4.88	11/2026 - 5/2046	114,615,731
MUFG Securities EMEA PLC	3.65	5/2026	7/2026	484,000,000	487,042,478	U.S. Treasuries (including strips)	0.50 - 4.13	5/2027 - 5/2033	493,685,831
MUFG Securities EMEA PLC	3.63	5/2026	6/2026	306,000,000	306,092,565	U.S. Treasuries (including strips)	0.00 - 3.88	7/2026 - 8/2033	312,113,950
Mizuho Bank, Ltd.	3.63	5/2026	6/2026	174,000,000	174,052,635	U.S. Treasuries (including strips)	1.63	5/2031	178,040,894
NatWest Market Securities Inc	3.65	5/2026	6/2026	173,000,000	173,122,782	U.S. Treasuries (including strips)	0.00 - 4.00	9/2026 - 4/2030	176,567,798
NatWest Market Securities Inc	3.62	5/2026	6/2026	242,000,000	242,073,003	U.S. Treasuries (including strips)	1.88 - 4.25	2/2028 - 5/2035	246,914,488
Norinchukin Bank	3.68	5/2026	6/2026	111,000,000	111,079,427	U.S. Treasuries (including strips)	0.00 - 4.13	5/2032 - 8/2033	113,231,667
Norinchukin Bank	3.66	5/2026	6/2026	112,000,000	112,079,707	U.S. Treasuries (including strips)	0.00 - 4.13	5/2032 - 8/2033	114,274,856
PNC Bank NA	3.62	5/2026	6/2026	55,000,000	55,016,592	Agency Mortgage-Backed Securities	2.50 - 4.21	5/2030 - 3/2052	56,116,924
RBC Dominion Securities	3.68	4/2026	7/2026	967,000,000	976,291,796	Agency Mortgage-Backed Securities	0.75 - 7.00	10/2027 - 6/2056	762,433,145
						U.S. Treasuries (including strips)	0.00 - 4.75	6/2026 - 5/2055	229,085,794
									991,518,939
RBC Dominion Securities	3.68	4/2026	6/2026	616,000,000	619,652,196	Agency Mortgage-Backed Securities	1.50 - 6.50	1/2036 - 4/2056	606,026,362
						U.S. Treasuries (including strips)	0.00 - 4.50	10/2026 - 2/2050	24,715,864
									630,742,226
RBC Dominion Securities	3.67	4/2026	6/2026	55,000,000	55,325,203	U.S. Treasuries (including strips)	1.25 - 4.63	6/2027 - 11/2035	56,294,490
RBC Dominion Securities	3.67	4/2026	6/2026	529,000,000	531,642,502	U.S. Treasuries (including strips)	0.38 - 4.63	1/2027 - 5/2054	541,662,951
RBC Financial Group	3.69	4/2026	10/2026	436,000,000	442,882,260	Agency Mortgage-Backed Securities	2.00 - 6.50	4/2028 - 3/2056	7,202,834
						U.S. Treasuries (including strips)	3.38	11/2027	438,975,941
									446,178,775
RBC Financial Group	3.68	5/2026	7/2026	194,000,000	195,784,800	Agency Mortgage-Backed Securities	5.00 - 6.50	3/2053 - 5/2056	30,957,240
						U.S. Treasuries (including strips)	3.88	6/2028	167,549,897
									198,507,137
RBC Financial Group	3.68	5/2026	7/2026	339,000,000	342,014,840	Agency Mortgage-Backed Securities	4.00 - 6.50	9/2052 - 9/2055	346,769,699
RBC Financial Group	3.66	5/2026	7/2026	529,000,000	533,248,752	U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 11/2047	540,726,706
RBC Financial Group	3.68	5/2026	7/2026	194,000,000	195,685,644	Agency Mortgage-Backed Securities	2.00 - 6.50	5/2027 - 5/2056	6,721,264
						U.S. Treasuries (including strips)	3.88	6/2028	191,704,980
									198,426,244
RBC Financial Group	3.65	5/2026	6/2026	696,000,000	698,258,133	U.S. Treasuries (including strips)	0.50 - 4.63	9/2026 - 5/2035	710,135,953
RBC Financial Group	3.65	1/2026	6/2026	246,000,000	249,641,484	U.S. Treasuries (including strips)	0.00 - 4.38	7/2026 - 2/2055	254,614,289
RBC Financial Group	3.65	1/2026	6/2026	114,000,000	115,699,075	U.S. Treasuries (including strips)	0.00 - 4.38	7/2026 - 2/2054	117,814,413
RBC Financial Group	3.58	5/2026	6/2026	100,000,000	100,139,222	U.S. Treasuries (including strips)	0.75 - 4.63	6/2027 - 7/2028	102,111,596
Royal Bank of Canada	3.66	5/2026	6/2026	342,000,000	342,243,390	U.S. Treasuries (including strips)	0.75 - 4.63	8/2026 - 2/2055	349,365,814
SMBC Nikko Securities America Inc	3.62	5/2026	6/2026	263,000,000	263,079,338	Agency Mortgage-Backed Securities	2.00 - 8.50	6/2028 - 5/2056	255,157,251
						U.S. Treasuries (including strips)	1.50 - 3.88	3/2028 - 2/2056	13,271,881
									268,429,132
SMBC Nikko Securities America Inc	3.62	5/2026	6/2026	726,000,000	726,219,010	U.S. Treasuries (including strips)	0.00 - 4.75	7/2026 - 11/2055	740,744,934
Sumitomo Mitsui Banking Corp	3.72	4/2026	7/2026	34,000,000	34,319,713	U.S. Treasuries (including strips)	4.38	8/2028 - 12/2029	34,905,164
Sumitomo Mitsui Banking Corp	3.70	5/2026	6/2026	39,000,000	39,056,117	U.S. Treasuries (including strips)	4.50	11/2033	39,993,650
TD Securities (U.S.A.)	3.63	5/2026	6/2026	182,000,000	182,055,055	Agency Mortgage-Backed Securities	2.00 - 6.00	3/2048 - 5/2056	185,696,156
TD Securities (U.S.A.)	3.62	5/2026	6/2026	184,000,000	184,055,507	U.S. Treasuries (including strips)	1.88 - 4.38	1/2028 - 5/2034	187,736,639
TD Securities (U.S.A.)	3.62	5/2026	6/2026	96,000,000	96,028,960	U.S. Treasuries (including strips)	0.50 - 4.63	8/2027 - 5/2031	97,949,569
US Bancorp Inv	3.62	5/2026	6/2026	389,000,000	389,117,348	U.S. Treasuries (including strips)	0.00 - 4.38	7/2026 - 8/2041	398,581,323
Wells Fargo Bank NA	3.66	5/2026	6/2026	483,000,000	483,343,735	U.S. Treasuries (including strips)	1.25 - 4.25	5/2029 - 8/2031	492,860,411
Wells Fargo Securities, LLC	3.67	5/2026	7/2026	252,000,000	253,592,780	Agency Mortgage-Backed Securities	2.00 - 6.50	8/2035 - 5/2056	257,380,649
Wells Fargo Securities, LLC	3.67	5/2026	7/2026	253,000,000	254,547,516	Agency Collateralized Mortgage Obligation	0.68 - 4.25	9/2030 - 10/2042	260,961,920
Wells Fargo Securities, LLC	3.72	4/2026	7/2026	126,000,000	127,171,800	Agency Mortgage-Backed Securities	3.50 - 5.50	8/2049 - 5/2056	129,250,422
Wells Fargo Securities, LLC	3.73	3/2026	6/2026	748,000,000	755,052,601	Agency Mortgage-Backed Securities	1.50 - 7.50	7/2033 - 6/2056	768,809,785
Wells Fargo Securities, LLC	3.67	5/2026	6/2026	253,000,000	253,851,134	Agency Mortgage-Backed Securities	2.00 - 6.50	8/2031 - 10/2054	258,533,540
Wells Fargo Securities, LLC	3.71	3/2026	6/2026	249,000,000	251,335,136	Agency Mortgage-Backed Securities	2.00 - 7.00	8/2026 - 5/2056	256,073,924
Wells Fargo Securities, LLC	3.71	3/2026	6/2026	1,247,000,000	1,258,565,925	Agency Collateralized Mortgage Obligation	2.88 - 5.61	9/2027 - 6/2056	1,295,263,978
Wells Fargo Securities, LLC	3.66	5/2026	6/2026	96,000,000	96,068,320	Agency Collateralized Mortgage Obligation	1.49 - 4.25	1/2029 - 4/2033	98,930,265
Wells Fargo Securities, LLC	3.72	3/2026	6/2026	324,000,000	327,046,680	Agency Mortgage-Backed Securities	1.50 - 8.00	4/2027 - 6/2056	333,553,464
Total Repurchase Agreements				87,903,931,000	88,069,428,251				89,800,691,060

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$10,819,480,000 due 06/01/2026 at 3.62%
Bank of America NA	691,274,000
Bny Mellon Capital Market LLC	755,348,000
BofA Securities Inc	575,511,000
HSBC Securities Inc (USA)	468,048,000
JPMorgan Securities LLC	1,590,032,000
MUFG Securities (Canada) Ltd.	432,046,000
Rbc Dominion Securities Inc	2,137,885,000
Societe Generale SA	852,536,000
Sumitomo Mitsui Banking Corp	1,932,264,000
Sumitomo Mitsui Banking Corp/New York	1,384,536,000
10,819,480,000
$25,440,000 due 06/01/2026 at 3.62%
HSBC Securities Inc (USA)	25,440,000
25,440,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $102,503,851,000) - See accompanying schedule: Unaffiliated issuers (cost $252,391,226,410)		$252,391,226,410
Cash		939,000,781
Receivable for investments sold		1,359,864,025
Receivable for fund shares sold		1,572,475,775
Interest receivable		579,533,068
Prepaid expenses		27,730
Other receivables		4,009,966
Total assets		256,846,137,755
Liabilities
Payable for investments purchased	$8,635,345,508
Payable for fund shares redeemed	1,429,160,124
Distributions payable	122,564,055
Accrued management fee	70,861,696
Other payables and accrued expenses	5,253,767
Total liabilities		10,263,185,150
Net Assets		$246,582,952,605
Net Assets consist of:
Paid in capital		$246,583,489,560
Total accumulated earnings (loss)		(536,955)
Net Assets		$246,582,952,605
Net Asset Value, offering price and redemption price per share ($246,582,952,605 ÷ 246,543,571,844 shares)		$1.00
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Interest		$4,524,496,884
Expenses
Management fee	$418,318,616
Custodian fees and expenses	653,425
Independent trustees' fees and expenses	236,766
Registration fees	6,033,545
Audit fees	39,387
Legal	100,943
Miscellaneous	167,087
Total expenses		425,549,769
Net Investment income (loss)		4,098,947,115
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(53,211)
Total net realized gain (loss)		(53,211)
Net increase in net assets resulting from operations		$4,098,893,904
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,098,947,115	$9,376,977,315
Net realized gain (loss)	(53,211)	1,194,884
Net increase in net assets resulting from operations	4,098,893,904	9,378,172,199
Distributions to shareholders	(4,099,153,552)	(9,376,866,609)

Share transactions
Proceeds from sales of shares	572,159,953,422	1,133,990,473,284
Reinvestment of distributions	3,364,618,528	7,617,112,067
Cost of shares redeemed	(568,449,699,681)	(1,137,614,545,454)

Net increase (decrease) in net assets and shares resulting from share transactions	7,074,872,269	3,993,039,897
Total increase (decrease) in net assets	7,074,612,621	3,994,345,487

Net Assets
Beginning of period	239,508,339,984	235,513,994,497
End of period	$246,582,952,605	$239,508,339,984

Other Information
Shares
Sold	572,159,998,233	1,133,990,473,307
Issued in reinvestment of distributions	3,364,618,528	7,617,112,067
Redeemed	(568,449,699,704)	(1,137,614,545,477)
Net increase (decrease)	7,074,917,057	3,993,039,897

Financial Highlights
Fidelity® Government Cash Reserves

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.017	.040	.049	.046	.010	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.017	.040	.049	.046	.010	- B
Distributions from net investment income	(.017)	(.040)	(.049)	(.046)	(.010)	- B
Total distributions	(.017)	(.040)	(.049)	(.046)	(.010)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.71%	4.07%	5.02%	4.67%	1.03%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.35% G	.37%	.40%	.41%	.34%	.33%
Expenses net of fee waivers, if any	.35 % G	.37%	.39%	.40%	.27%	.08%
Expenses net of all reductions, if any	.35% G	.37%	.39%	.40%	.27%	.08%
Net investment income (loss)	3.40% G	4.00%	4.90%	4.58%	1.00%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$246,582,953	$239,508,340	$235,513,994	$228,654,319	$214,352,646	$214,123,363

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Government Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$252,391,226,410

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(600,455)
Total capital loss carryforward	$(600,455)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then adding an income-related fee. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Government Cash Reserves	.27

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. The income-related fee varies depending on the level of the Fund's monthly gross income from an annualized rate of .05% (at a fund annualized gross yield of 0%) to .27% (at a fund annualized gross yield of 15%) of the Fund's average net assets throughout the month. The income-related fee is proportionately added to a class's basic fee. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized income-related fee and management fee rates were as follows:

	Total Management Fee Rate %	Income-Related Fee $	Income-Related Fee Rate %
Fidelity Government Cash Reserves	.35	102,596,489.09

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Government Cash Reserves	$4,009,966

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.704549.128
CAS-SANN-0726

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2026